Risks and contingencies	6 Months Ended
Sep. 30, 2020
Risks and contingencies
21.	Risks and contingencies
(a)

The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company conducts its Internet businesses and other businesses through various contractual arrangements with VIEs that are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. The VIEs hold the licenses and approvals that are essential for their business operations in the PRC and the Company has entered into various agreements with the VIEs and their equity holders such that the Company has the right to benefit from their licenses and approvals and generally has control of the VIEs. In the Company’s opinion, the current ownership structure and the contractual arrangements with the VIEs and their equity holders as well as the operations of the VIEs are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company’s ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.

(b)

The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in online and mobile commerce or other Internet related businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC. These uncertainties also extend to the PRC’s regulations relating to anti-monopoly and unfair competition. In December 2020, the State Administration for Market Regulation of the PRC commenced an investigation on the Company pursuant to the PRC Anti-monopoly Law. The Company is not able to predict the status or the results of the investigation, and the Company could be required to make changes to its business practices and/or be subject to a significant amount of fines.

21.	Risks and contingencies (Continued)
(c)

The Company’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”).

Remittances in currencies other than RMB by the Company in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If the foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

(d)

Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash and equity securities and other investments. As of September 30, 2020, substantially all of the Company’s cash and cash equivalents, short-term investments and restricted cash were held by major financial institutions located worldwide, including mainland China and Hong Kong S.A.R. If the banking system or the financial markets deteriorate or become volatile, the financial institutions and other issuers of financial instruments held by the Company could become insolvent and the markets for these instruments could become illiquid, in which case the Company could lose some or all of the value of its investments.

(e)

During the six months ended September 30, 2019 and 2020, the Company offered a trade assurance program on the international wholesale marketplaces at no charge to the wholesale buyers and sellers. If the wholesale sellers who participate in this program do not deliver the products in their stated specifications to the wholesale buyers on schedule, the Company may compensate the wholesale buyers for their losses on behalf of the wholesale sellers up to a pre-determined amount following a review of each particular case. In turn, the Company will seek a full reimbursement from the wholesale sellers for the prepaid reimbursement amount, yet the Company is exposed to a risk over the collectibility of the reimbursement from the wholesale sellers. During the six months ended September 30, 2019 and 2020, the Company did not incur any material losses with respect to the compensation provided under this program. Given that the maximum compensation for each wholesale seller is pre-determined based on their individual risk assessments by the Company considering their credit profile or other relevant information, the Company determined that the likelihood of material default on the payments are not probable and therefore no provisions have been made in relation to this program.

(f)

In the ordinary course of business, the Company makes strategic investments to increase the service offerings and expand capabilities. The Company continually reviews its investments to determine whether there is a decline in fair value below the carrying value. Fair value of the listed securities is subject to volatility and may be materially affected by market fluctuations.

(g)

In the ordinary course of business, the Company is from time to time involved in legal proceedings and litigations relating to disputes relating to trademarks and other intellectual property, among others. There are no legal proceedings and litigations that have in the recent past had, or to the Company’s knowledge, are probable to have, a material impact on the Company’s financial positions, results of operations or cash flows. The Company did not accrue any other material loss contingencies in this respect as of September 30, 2020.

21.	Risks and contingencies (Continued)
(h)

The global outbreak of the COVID-19 pandemic is having a significant negative impact on the global economy, which has adversely affected the Company’s business and financial results. Starting in late January 2020, the COVID-19 pandemic triggered a series of lock-downs, social distancing requirements and travel restrictions that drastically reduced business activities in China. This substantial decline in business activities in China negatively affected most of the Company’s domestic core commerce businesses, including the Company’s China retail marketplaces and local consumer services business, as well as other businesses that involve travel, transportation and offline entertainment, such as Fliggy, Alibaba Pictures, Damai and Amap. The Company’s key international commerce businesses also experienced a negative impact. The COVID-19 pandemic also presented and may continue to present challenges to the Company’s business operations as well as the business operations of the Company’s merchants, business partners and other participants in the Company’s ecosystem, such as closure of offices and facilities, disruptions to or even suspensions of normal business and logistics operations, as well as restrictions on travel. Although the Company’s businesses have recovered or are starting to recover, it is not possible to determine the ultimate impact of the COVID-19 pandemic on the Company’s business operations and financial results, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of the COVID-19 pandemic in China or elsewhere, actions taken by governments, domestically and in international relations, the response of businesses and individuals to the pandemic, the impact of the pandemic on business and economic conditions in China and globally, consumer demand, the Company’s ability and the ability of merchants, retailers, logistics service providers and other participants in the Company’s ecosytem to continue operations in areas affected by the pandemic and the Company’s efforts and expenditures to support merchants and partners and ensure the safety of the Company’s employees. The COVID-19 pandemic may continue to adversely affect the Company’s business and results of operations.